Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Issued patents (amortized)	$31,840	$31,840
Unissued patents (unamortized)	207,150	207,150
Software development costs	4,654	4,654
Total patents	243,644	243,644
Less accumulated amortization	(41,380)	(38,115)
	$202,264	$205,529

Amortization expense for intangible assets was $3,265 and $4,857 for the years ended December 31, 2025 and 2024, respectively. Unissued patents represent the legal fees incurred to file and prosecute patents prior to issuance. The unissued patents are for active pending patents only. Any accumulated legal fees associated with abandoned unissued patents are expensed in the period they are abandoned.